Note 5 - Loans Receivable, Net	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE
5
Loans Receivable, Net
A summary of loans receivable at
December 31, 2020
and
2019,
is as follows:

(Dollars in thousands)	2020	2019
Residential real estate loans:
Single family conventional	$134,390	119,805
Single family government guaranteed	633	259
	135,023	120,064
Commercial real estate:
Construction:
Single family	19,832	23,256
Multi-family	2,316	1,858
Commercial real estate	9,345	6,008
Child care services	3,933	1,455
Churches/community service	8,427	10,156
Fitness/recreation	1,596	1,636
Land developments	13,237	13,167
Lodging	61,823	58,643
Manufacturing	20,833	20,027
Movie theaters	9,619	9,761
Multi-family	41,456	48,663
Nursing home/healthcare	14,488	7,767
Restaurant/bar/cafe	6,383	6,752
Retail/office	93,472	71,730
Warehouse	32,568	32,064
Other	41,376	37,252
	380,704	350,195
Consumer:
Autos	1,937	2,608
Home equity line	21,308	28,004
Home equity	11,549	16,422
Land/lots	3,357	3,358
Recreational vehicles	15,645	17,266
Other - secured	855	1,195
Other - unsecured	740	1,096
	55,391	69,949
Commercial business	82,673	64,227
Total loans	653,791	604,435
Less:
Unamortized discounts	12	15
Net deferred loan fees (costs)	450	(536)
Allowance for loan losses	10,699	8,564
Total loans receivable, net	$642,630	596,392
Commitments to originate or purchase loans	$23,596	38,157
Commitments to deliver loans to secondary market	$24,746	10,098
Weighted average contractual rate of loans in portfolio	4.21%	4.75%

Included in total commitments to originate or purchase loans are fixed rate loans aggregating
$19.5
million and
$19.0
million as of
December 31, 2020
and
2019,
respectively. The interest rates on these loan commitments ranged from
2.25%
to
4.75%
at
December 31, 2020
and from
3.00%
to
5.65%
at
December 31, 2019.

The aggregate amount of loans to executive officers and directors of the Company was
$0.2
million,
$0.1
million and
$0.1
million at
December 31, 2020,
2019
and
2018,
respectively. During
2020,
new loans to executive officers totaled
$0.1
million. There were
no
principal payments made on this new loan in
2020.
The remaining balance of
$0.1
million for all
three
years represents a Home Equity Line of Credit for
one
executive officer and there have been
no
advances or principal payments on the line of credit during
2020,
2019
or
2018.
All loans to executive officers and directors are made in the ordinary course of business on normal credit terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with unrelated parties.

At
December 31, 2020,
2019
and
2018,
the Company was servicing loans for others with aggregate unpaid principal balances of
$580.0
million,
$505.7
million and
$480.6
million, respectively.

The Company originates residential, commercial real estate and other loans primarily in Minnesota, Wisconsin and Iowa. At
December 31, 2020
and
2019,
the Company had in its portfolio single family residential loans located in the following states:

	2020		2019
(Dollars in thousands)	Amount	Percent of Total	Amount	Percent of Total
Minnesota	$114,575	84.9%	$107,607	89.6%
Wisconsin	15,910	11.8	8,483	7.1
Other states (1)	4,538	3.3	3,974	3.3
Total	$135,023	100.0%	$120,064	100.0%

(1) Amounts under four million dollars in both years are included in “Other states”.

At
December 31, 2020
and
2019,
the Company had in its portfolio commercial real estate loans located in the following states:

	2020		2019
(Dollars in thousands)	Amount	Percent of Total	Amount	Percent of Total
Florida	$4,350	1.1%	$6,520	1.9%
Iowa	6,281	1.7	6,794	1.9
Minnesota	261,598	68.7	244,572	69.8
North Carolina	4,571	1.2	4,624	1.3
Wisconsin	90,112	23.7	73,122	20.9
Other states (1)	13,792	3.6	14,563	4.2
Total	$380,704	100.0%	$350,195	100.0%

(1) Amounts under four million dollars in both years are included in “Other states”.